Consolidated Balance Sheets - USD ($) $ in Thousands		Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents		$ 3,838	$ 2,140
Cash segregated for regulatory purpose		5,019	5,111
Receivables from:
Prepaid expenses and other current assets, net		577	1,392
Loan receivables, net of allowance for expected credit losses of nil and $410,000 as of March 31, 2025 and 2024, respectively			574
Total current assets		9,657	12,795
Non-current assets:
Investment in an associate			254
Long-term investments, net		368
Property and equipment, net		157	150
Operating right-of-use assets, net		671	1,057
Intangible assets, net		86	77
Refundable deposits		1,017	618
Prepaid expenses, net		352	450
Total non-current assets		2,651	2,606
TOTAL ASSETS		12,308	15,401
Current liabilities:
Others borrowings		420
Payables to customers		5,022	5,111
Accruals and other current liabilities		524	232
Income taxes payable			55
Operating lease liabilities - current		577	631
Total current liabilities		7,494	6,038
Non-current liabilities:
Operating lease liabilities - non-current		83	439
Total non-current liabilities		83	439
TOTAL LIABILITIES		7,577	6,477
COMMITMENTS AND CONTINGENCIES (Note 22)
Shareholders’ equity
Additional paid-in capital		19,219	14,908
Accumulated losses		(14,522)	(5,984)
Accumulated other comprehensive income (losses)		32	(1)
Total shareholders’ equity		4,731	8,924
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		12,308	15,401
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	1		[2]
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	[1]	1	1
Customers
Receivables from:
Receivables		146	2,668
Related Party [Member]
Receivables from:
Receivables		46	220
Amount due from related parties		12	26
Current liabilities:
Amount due to directors		951	3
Amount due to a related party			6
Brokers-dealers and clearing organizations
Receivables from:
Receivables		$ 19	$ 664

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 13)
[2]	Less than US$1,000